Revenue - Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Revenue
Commercial products	€ 153,663	€ 31,389	€ 249,690	€ 97,888
Rendering of services and clinical supply	3,570	3,740	7,094	8,365
Licenses	812	869	2,214	25,639
Total revenue	158,045	35,998	258,998	131,892
Revenue (geographical)
Total revenue	158,045	35,998	258,998	131,892
Europe [Member]
Revenue
Total revenue	27,894	5,082	49,222	6,649
Revenue (geographical)
Total revenue	27,894	5,082	49,222	6,649
North America [member]
Revenue
Total revenue	108,448	29,394	182,134	122,075
Revenue (geographical)
Total revenue	108,448	29,394	182,134	122,075
Rest of world [member]
Revenue
Total revenue	21,703	1,522	27,642	3,168
Revenue (geographical)
Total revenue	€ 21,703	€ 1,522	€ 27,642	€ 3,168